First Trust Short Duration High Income Fund
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 57.7%
	Aerospace & Defense – 0.9%
$111,000	TransDigm, Inc. (a)	6.75%	08/15/28	$113,106
196,000	TransDigm, Inc. (a)	6.38%	03/01/29	198,209
288,000	TransDigm, Inc. (a)	6.63%	03/01/32	293,276
83,000	TransDigm, Inc. (a)	6.00%	01/15/33	81,954
				686,545
	Alternative Carriers – 0.8%
547,000	Level 3 Financing, Inc. (a)	11.00%	11/15/29	620,813
	Application Software – 1.8%
193,800	GoTo Group, Inc. (a)	5.50%	05/01/28	87,694
403,000	RingCentral, Inc. (a)	8.50%	08/15/30	428,300
815,000	UKG, Inc. (a)	6.88%	02/01/31	832,646
				1,348,640
	Automotive Retail – 0.3%
250,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	242,627
	Broadcasting – 2.7%
628,000	iHeartCommunications, Inc. (a)	10.88%	05/01/30	433,924
500,000	iHeartCommunications, Inc. (a)	7.00%	01/15/31	383,963
516,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	509,251
57,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	54,167
625,000	TEGNA, Inc.	4.63%	03/15/28	600,963
				1,982,268
	Building Products – 1.6%
356,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	359,594
320,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	322,253
243,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower, LLC (a)	6.75%	04/01/32	246,084
264,000	Standard Building Solutions, Inc. (a)	6.50%	07/30/32	266,802
				1,194,733
	Cable & Satellite – 2.0%
433,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (a)	6.38%	09/01/29	433,540
200,000	CSC Holdings, LLC (a)	11.25%	05/15/28	198,483
1,451,000	CSC Holdings, LLC (a)	5.75%	01/15/30	843,631
				1,475,654
	Casinos & Gaming – 1.6%
50,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc. (a)	4.63%	01/15/29	47,133
369,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	347,857
150,000	MGM Resorts International	6.50%	04/15/32	150,215
181,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (a)	6.63%	03/01/30	176,366
445,000	VICI Properties, L.P.	5.75%	04/01/34	447,187
				1,168,758
	Commercial Printing – 1.1%
250,000	LABL, Inc. (a)	10.50%	07/15/27	246,183
583,000	LABL, Inc. (a)	8.63%	10/01/31	525,802
				771,985

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction & Engineering – 0.2%
$150,000	Pike Corp. (a)	8.63%	01/31/31	$160,139
	Construction Materials – 0.5%
157,000	Quikrete Holdings, Inc.	6.38%	03/01/32	157,587
219,000	Quikrete Holdings, Inc.	6.75%	03/01/33	219,821
				377,408
	Consumer Finance – 1.2%
839,000	FirstCash, Inc. (a)	6.88%	03/01/32	851,679
	Electric Utilities – 0.3%
205,000	Lightning Power, LLC (a)	7.25%	08/15/32	211,885
	Environmental & Facilities Services – 0.9%
108,000	Allied Universal Holdco, LLC (a)	7.88%	02/15/31	110,842
461,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	467,283
70,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	71,630
				649,755
	Fertilizers & Agricultural Chemicals – 0.2%
154,000	Scotts Miracle-Gro Co. (The)	4.50%	10/15/29	145,005
	Food Distributors – 0.7%
316,000	US Foods, Inc. (a)	7.25%	01/15/32	328,360
221,000	US Foods, Inc. (a)	5.75%	04/15/33	215,396
				543,756
	Health Care Facilities – 1.4%
250,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	238,762
34,000	Concentra Escrow Issuer Corp. (a)	6.88%	07/15/32	35,200
792,000	Select Medical Corp. (a)	6.25%	12/01/32	778,669
				1,052,631
	Health Care Services – 0.7%
352,000	Raven Acquisition Holdings, LLC (a)	6.88%	11/15/31	352,066
132,000	Service Corp. International	5.75%	10/15/32	129,870
				481,936
	Health Care Supplies – 0.5%
250,000	Medline Borrower, L.P. (a)	5.25%	10/01/29	242,401
97,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	98,685
				341,086
	Hotels, Resorts & Cruise Lines – 0.2%
50,000	Hilton Domestic Operating Company, Inc. (a)	5.88%	03/15/33	49,704
106,000	Vail Resorts, Inc. (a)	6.50%	05/15/32	107,583
				157,287
	Household Products – 1.0%
739,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	750,118
	Housewares & Specialties – 0.3%
250,000	Newell Brands, Inc.	6.63%	05/15/32	253,094
	Human Resource & Employment Services – 0.9%
400,000	TriNet Group, Inc. (a)	7.13%	08/15/31	410,895

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Human Resource & Employment Services (Continued)
$302,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	$275,630
				686,525
	Industrial Conglomerates – 0.2%
165,000	Hillenbrand, Inc.	6.25%	02/15/29	166,667
	Industrial Machinery & Supplies & Components – 0.5%
137,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (a)	6.63%	12/15/30	138,744
79,000	Gates Corp. (The) (a)	6.88%	07/01/29	80,896
125,000	Spx Flow, Inc. (a)	8.75%	04/01/30	130,014
				349,654
	Insurance Brokers – 10.7%
705,000	Acrisure LLC / Acrisure Finance, Inc. (a)	7.50%	11/06/30	729,381
856,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	852,841
231,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer (a)	6.50%	10/01/31	231,338
66,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer (a)	7.38%	10/01/32	67,521
968,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	979,808
215,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	204,946
179,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	178,660
280,000	AssuredPartners, Inc. (a)	7.50%	02/15/32	303,088
695,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	711,434
1,288,000	HUB International Ltd. (a)	7.25%	06/15/30	1,332,699
625,000	HUB International Ltd. (a)	7.38%	01/31/32	643,055
929,000	Panther Escrow Issuer, LLC (a)	7.13%	06/01/31	951,992
752,000	Ryan Specialty, LLC (a)	5.88%	08/01/32	745,639
				7,932,402
	Integrated Telecommunication Services – 0.1%
118,000	Radiate Holdco, LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	104,646
	Internet Services & Infrastructure – 2.7%
1,850,000	Go Daddy Operating Co., LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	1,834,770
168,000	Go Daddy Operating Co., LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	155,454
				1,990,224
	Leisure Facilities – 0.4%
93,000	Life Time, Inc. (a)	6.00%	11/15/31	93,075
62,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	63,917
136,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. (a)	6.63%	05/01/32	139,031
				296,023
	Leisure Products – 0.1%
90,000	Amer Sports Co. (a)	6.75%	02/16/31	92,474
	Life Sciences Tools & Services – 1.4%
226,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	203,312
234,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	235,211
186,000	IQVIA, Inc. (a)	6.50%	05/15/30	189,946
394,000	Star Parent, Inc. (a)	9.00%	10/01/30	415,100
				1,043,569

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Managed Health Care – 0.7%
$13,000	HealthEquity, Inc. (a)	4.50%	10/01/29	$12,284
385,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	338,940
176,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	174,902
				526,126
	Metal, Glass & Plastic Containers – 2.6%
1,500,000	Berry Global, Inc. (a)	5.63%	07/15/27	1,503,375
31,000	Magnera Corp. (a)	7.25%	11/15/31	30,606
400,000	Owens-Brockway Glass Container, Inc. (a)	6.63%	05/13/27	401,637
				1,935,618
	Office Services & Supplies – 0.5%
359,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	368,861
	Oil & Gas Refining & Marketing – 0.5%
147,000	Venture Global Calcasieu Pass, LLC (a)	3.88%	11/01/33	126,566
105,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	110,574
90,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	99,130
				336,270
	Packaged Foods & Meats – 3.8%
106,000	BellRing Brands, LLC (a)	7.00%	03/15/30	110,010
313,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	323,987
315,000	Fiesta Purchaser, Inc. (a)	9.63%	09/15/32	328,988
159,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	144,826
160,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	160,536
1,402,000	Post Holdings, Inc. (a)	6.25%	02/15/32	1,404,808
335,000	Post Holdings, Inc. (a)	6.38%	03/01/33	330,785
				2,803,940
	Paper & Plastic Packaging Products & Materials – 2.2%
1,086,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	1,081,427
161,000	Graphic Packaging International, LLC (a)	3.75%	02/01/30	147,577
109,000	Graphic Packaging International, LLC (a)	6.38%	07/15/32	110,102
180,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC (a)	4.00%	10/15/27	180,423
87,000	Sealed Air Corp. (a)	7.25%	02/15/31	90,540
				1,610,069
	Passenger Ground Transportation – 0.1%
61,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)	8.25%	01/15/30	63,057
	Rail Transportation – 0.4%
300,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	301,183
	Research & Consulting Services – 0.7%
500,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	469,240
42,000	Dun & Bradstreet Corp. (The) (a)	5.00%	12/15/29	40,863
				510,103
	Restaurants – 0.3%
53,000	Brinker International, Inc. (a)	8.25%	07/15/30	56,579
150,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	136,370
47,000	Raising Cane’s Restaurants, LLC (a)	9.38%	05/01/29	50,395
				243,344

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Security & Alarm Services – 0.8%
$71,000	Brink’s Co. (The) (a)	6.50%	06/15/29	$72,436
488,000	Brink’s Co. (The) (a)	6.75%	06/15/32	498,444
				570,880
	Specialized Consumer Services – 1.0%
676,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	700,336
	Systems Software – 2.8%
96,000	CrowdStrike Holdings, Inc.	3.00%	02/15/29	88,250
2,000,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	1,996,148
				2,084,398
	Trading Companies & Distributors – 3.4%
317,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	306,062
354,000	Herc Holdings, Inc. (a)	6.63%	06/15/29	362,098
1,500,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	1,525,710
290,000	Verde Purchaser, LLC (a)	10.50%	11/30/30	315,531
				2,509,401
	Total Corporate Bonds and Notes			42,693,572
	(Cost $42,867,826)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 29.3%
	Apparel Retail – 0.1%
87,692	Authentic Brands Group (ABG Intermediate Holdings 2, LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.56%	12/21/28	88,205
	Application Software – 5.8%
119,702	ConnectWise, LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.09%	09/30/28	120,809
685,411	Darktrace PLC (Leia Finco US, LLC), Second Lien Term Loan , 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.54%	10/09/32	681,127
697,543	Genesys Cloud Services Holding II, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.81%	01/31/32	700,163
91,985	Inmar, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.31%	10/31/31	92,579
104,371	Inmar, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.33%-9.51%	10/31/31	105,046
161,645	Internet Brands, Inc. (Web MD/MH Sub I., LLC), Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 6.25%, 0.00% Floor	10.56%	02/23/29	159,962
673,762	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	623,863
588,547	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	296,334
688,996	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.34%	03/01/29	692,355
130,754	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.53%	07/19/28	131,571
29,817	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.31%	11/21/32	30,153

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$101,825	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.58%	10/28/30	$102,933
548,362	Ultimate Software Group (UKG, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.30%	02/10/31	552,241
				4,289,136
	Asset Management & Custody Banks – 1.3%
202,745	Ascensus Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.31%	08/02/28	203,336
377,515	Edelman Financial Engines Center, LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.31%	04/07/28	380,855
366,581	Edelman Financial Engines Center, LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.56%	10/06/28	372,079
				956,270
	Automotive Parts & Equipment – 0.6%
473,203	Clarios Global, LP (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	7.07%	01/31/32	474,781
	Automotive Retail – 0.6%
423,736	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	7.31%	05/04/28	426,056
	Casinos & Gaming – 0.1%
94,848	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.81%	01/27/29	95,446
	Commercial Printing – 0.2%
158,670	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.41%	10/29/28	149,090
	Construction Materials – 0.2%
141,000	Quikrete Holdings, Inc., 2025 Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.56%	01/30/32	141,881
	Data Processing & Outsourced Services – 0.2%
135,857	Skopima Consilio Parent, LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.06%	05/17/28	136,489
	Electronic Equipment & Instruments – 1.0%
271,571	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.66%	11/03/28	273,270
485,819	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	8.78%	08/20/25	461,251
				734,521
	Health Care Facilities – 0.7%
165,210	Ardent Health Services, Inc. (AHP Health Partners, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.06%	08/24/28	166,784
355,651	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco LTD.), Term Loan B-12, 2 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.04%	12/06/28	357,986
				524,770

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services – 0.9%
$305,692	Ensemble RCM, LLC, 2024 Refi Loan, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.29%	08/01/29	$308,621
343,155	ExamWorks Group, Inc. (Electron Bidco), Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.06%	11/01/28	345,963
				654,584
	Health Care Technology – 4.3%
971,215	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.31%	02/04/29	973,590
968,941	Cotiviti, Inc. (Verscend Technologies, Inc.), Fixed Rate Term Loan	7.63%	05/01/31	978,829
677,201	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.43%	03/10/28	681,081
518,359	Waystar Technologies, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.56%	10/22/29	521,599
				3,155,099
	Home Furnishings – 0.2%
87,799	RH, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	6.93%	10/20/28	87,456
88,026	RH, Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.66%	10/20/28	88,035
				175,491
	Industrial Machinery & Supplies & Components – 1.1%
403,010	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.31%	10/21/28	406,689
428,317	TK Elevator Newco, Inc., 2024 USD Refi Loan, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.74%	04/30/30	431,999
				838,688
	Insurance Brokers – 3.0%
58,654	Acrisure, LLC, Term Loan B-1 2027, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	7.06%	02/16/27	58,942
58,654	Acrisure, LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.31%	11/06/30	58,872
58,654	Baldwin Insurance Group Holdings, LLC, Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.30%	05/24/31	59,131
229,346	Goosehead Insurance Holdings, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	7.81%	01/08/32	230,779
33,086	Howden Group Holdings , Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.81%	04/18/30	33,268
603,750	OneDigital Borrower, LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.50% Floor	9.56%	07/02/32	611,043
356,757	OneDigital Borrower, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.32%	07/02/31	358,634
142,902	Truist Insurance Holdings, LLC (McGriff/Panther Escrow), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.08%	05/06/32	145,462
649,186	USI, Inc., 2029 Term Loan, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.58%	11/21/29	649,793
				2,205,924

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services – 1.1%
$571,253	Numericable (Altice France S.A. or SFR), Term Loan B-12, 6 Mo. Synthetic USD LIBOR + 3.69%, 0.00% Floor	8.37%	01/31/26	$485,208
258,290	Numericable (Altice France SA or SFR), Term Loan B-13, 6 Mo. Synthetic USD LIBOR + 4.00%, 0.00% Floor	8.68%	08/14/26	218,868
110,092	Radiate Holdco, LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.68%	09/25/26	98,918
				802,994
	Internet Services & Infrastructure – 1.1%
772,630	Sedgwick Claims Management Services, Inc., 2024 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.31%	07/31/31	777,892
	IT Consulting & Other Services – 1.1%
869,898	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.43%	10/01/27	830,535
	Leisure Facilities – 0.0%
14,619	Kingpin Intermediate Holdings, LLC, ABWI - Variable Rate - 02/08/2028, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	7.81%	02/08/28	14,692
	Life Sciences Tools & Services – 0.6%
448,819	Parexel International Corp. (Phoenix Newco), 2025 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	6.81%	11/15/28	451,204
	Metal, Glass & Plastic Containers – 0.7%
138,166	Iris Holding, Inc. (Intertape Polymer, Inc.), Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.50% Floor	9.14%	06/28/28	133,602
228,766	ProAmpac PG Borrower, LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.30%-8.52%	09/15/28	229,576
172,840	TricorBraun Holdings, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.68%	03/03/28	173,357
				536,535
	Other Specialty Retail – 0.8%
81,982	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.55%	01/31/32	82,631
491,817	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.84%	03/04/28	473,656
				556,287
	Research & Consulting Services – 0.4%
106,179	AmSpec Parent, LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	8.58%	12/20/31	106,777
222,826	Grant Thornton Advisors, LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	7.06%	05/30/31	223,766
				330,543
	Restaurants – 1.4%
1,014,363	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.75% Floor	6.81%	12/15/27	1,018,760
	Security & Alarm Services – 0.4%
295,042	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	02/01/29	296,407

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software – 0.6%
$75,574	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	11.47%	03/02/29	$71,795
299,769	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.31%	08/31/28	301,925
102,356	SUSE (Marcel Bidco, LLC), Term Loan B, Daily CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.78%-8.03%	11/13/30	103,891
				477,611
	Trading Companies & Distributors – 0.8%
195,120	Aggreko Holdings, Inc. (Albion), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.31%	08/02/29	196,919
139,614	Veritiv Corp. (Verde Purchaser, LLC), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.31%	11/29/30	139,963
229,491	White Cap Supply Holdings, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	7.56%	10/29/29	230,284
				567,166
	Total Senior Floating-Rate Loan Interests			21,707,057
	(Cost $21,958,182)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 11.7%
	Aluminum – 0.1%
61,000	Novelis, Inc. (a)	6.88%	01/30/30	62,495
	Application Software – 1.4%
1,000,000	Open Text Corp. (a)	6.90%	12/01/27	1,035,085
	Automotive Parts & Equipment – 1.6%
1,206,000	Clarios Global, LP / Clarios US Finance Co. (a)	8.50%	05/15/27	1,214,279
	Casinos & Gaming – 0.0%
16,000	Flutter Treasury Designated Activity Co. (a)	6.38%	04/29/29	16,276
	Data Processing & Outsourced Services – 0.3%
216,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	200,844
	Environmental & Facilities Services – 0.5%
338,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	351,065
	Insurance Brokers – 1.1%
620,000	Ardonagh Midco 3 Ltd. (a)	7.75%	02/15/31	638,802
150,000	Ardonagh Midco 3 Ltd. (a)	8.88%	02/15/32	155,472
				794,274
	IT Consulting & Other Services – 0.8%
595,000	Elastic NV (a)	4.13%	07/15/29	556,999
	Metal, Glass & Plastic Containers – 1.6%
44,000	Canpack US, LLC (a)	3.88%	11/15/29	39,788
1,010,000	Trivium Packaging Finance BV (a)	5.50%	08/15/26	1,005,647
131,000	Trivium Packaging Finance BV (a)	8.50%	08/15/27	131,178
				1,176,613
	Restaurants – 2.7%
35,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	35,506

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Restaurants (Continued)
$2,200,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	$1,993,945
				2,029,451
	Security & Alarm Services – 0.8%
500,000	Garda World Security Corp. (a)	7.75%	02/15/28	519,038
31,000	Garda World Security Corp. (a)	8.38%	11/15/32	32,032
				551,070
	Specialized Consumer Services – 0.4%
327,000	Belron UK Finance, LLC (a)	5.75%	10/15/29	324,269
	Specialized Finance – 0.3%
235,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance PLC (a)	6.00%	06/15/27	233,949
	Specialty Chemicals – 0.1%
61,000	Axalta Coating Systems Dutch Holding B BV (a)	7.25%	02/15/31	63,604
	Total Foreign Corporate Bonds and Notes			8,610,273
	(Cost $8,467,663)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (d) (e) (f)	1,068
	(Cost $306,038)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (f) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS – 7.5%
5,565,929	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (j)	5,565,929
	(Cost $5,565,929)
	Total Investments – 106.2%	78,577,899
	(Cost $79,165,638)
	Net Other Assets and Liabilities – (6.2)%	(4,573,203)
	Net Assets – 100.0%	$74,004,696

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $48,766,526 or 65.9%
of net assets.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(b)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(c)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(d)	This issuer has filed for protection in bankruptcy court.
(e)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(f)	Non-income producing security.
(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs section).
(j)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$42,693,572	$—	$42,693,572	$—
Senior Floating-Rate Loan Interests*	21,707,057	—	21,707,057	—
Foreign Corporate Bonds and Notes*	8,610,273	—	8,610,273	—
Common Stocks*	1,068	—	1,068	—
Rights*	— **	—	—	— **
Money Market Funds	5,565,929	5,565,929	—	—
Total Investments	$78,577,899	$5,565,929	$73,011,970	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of January 31, 2025, the Fund had the following unfunded loan commitments, which are categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
AmSpec Parent, LLC	$ 16,376	$ 16,335	$ 16,427	$ 51
Grant Thornton Advisors, LLC	27,174	27,174	27,289	115
		$43,509	$43,716	$207

Restricted Securities
As of January 31, 2025, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$0.04	$306,038	$1,068	0.00%*
* Amount is less than 0.01%.